Contract Balances	12 Months Ended
Dec. 31, 2025
Contract Balances
Contract Balances

15. Contract Balances

The following table provides information about trade receivables, contract assets, and contracts liabilities with customers:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Trade receivables	57,219	98,774	51,532
Contract liabilities	103,374	76,579	65,948

Contract assets related to the receipt of the consideration which is conditional on the fulfilment of the warranty service for sales of equipment. As of December 31, 2024 and 2025, the contract assets were nil. Trade receivables are recorded when the right to consideration becomes unconditional.

15. Contract Balances (Continued)

Contract liabilities mainly relate to the payments received for information service and sales of equipment and maintenance services in advance of performance under the contract. As of December 31, 2024 and 2025, contract liabilities were RMB76,579 and RMB65,948, respectively. The Group’s information service and sales of equipment are provided in a relatively short period, as such the contract liabilities are generally recognized as revenue within three months. The Group’s maintenance services are generally provided over twelve months and the contract liabilities relate to the payments received for maintenance services are generally recognized as revenue within 12 months accordingly.

Revenue recognized that was included in the contract liability balance at the beginning of the years ended December 31, 2023, 2024 and 2025 is RMB102,877, RMB95,918 and RMB70,069, respectively.

As of December 31, 2024 and 2025, the Group does not have material unsatisfied performance obligations with the related contract of duration over one year.